First Trust Dow 30 Equal Weight ETF Investment Strategy - First Trust Dow 30 Equal Weight ETF	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The Fund, using an “indexing” investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Index is developed, maintained and sponsored by S&P Dow Jones Indices LLC (the “Index Provider”). The Index Provider reserves the right to make exceptions when applying the methodology if the need arises. In addition, the Index Provider may revise Index policy covering rules for selecting companies, treatment of dividends, share counts or other matters. The Index is the equal weight version of the Dow Jones Industrial AverageTM (the “DJIA”). The DJIA is a 30-stock, price-weighted index that measures the performance of some of the largest U.S. companies. The DJIA includes constituents from a variety of sectors, with the exception of the Global Industry Classification Standard (GICS(R)) Transportation Industry Group from the Industrials Sector and the Utilities Sector (as of the date of this prospectus). According to the Index Provider, the DJIA is maintained by the Averages Committee, which is composed of three representatives of the S&P Dow Jones Indices and two representatives of The Wall Street Journal. According to the Index Provider, while stock selection is not governed by quantitative rules, a stock typically is added only if the company has an excellent reputation, demonstrates sustained growth and is of interest to a large number of investors. Maintaining adequate sector representation within the index is also a consideration in the selection process for the DJIA. According to the Index Provider, companies should be incorporated and headquartered in the U.S., and a plurality of revenues should be derived from the U.S. Changes to the DJIA are made on an as-needed basis. In the event that there is a change in the components of the DJIA, the component removed from the DJIA will simultaneously be removed from the Index, and the component that replaces the removed component will be added to the Index at the same weight as the component that was removed. The Index is rebalanced quarterly and reconstituted as needed and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Index’s quarterly rebalance schedule may cause the Fund to experience a higher rate of portfolio turnover. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of March 31, 2026, the Index was composed of 30 securities. The Fund’s investments will change as the Index changes and, as a result, the Fund may have significant investments in jurisdictions or investment sectors that it may not have had as of March 31, 2026. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector.
Strategy Portfolio Concentration [Text]	The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of March 31, 2026, the Index was composed of 30 securities.